Debt Long-term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2016	Apr. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Capital Lease Obligations	$ 1,425		$ 826
Debt Instrument, Unamortized Premium	212		250
Debt Instrument, Unamortized Discount	(8)		(10)
Debt Issuance Costs, Line of Credit Arrangements, Net	(23)		(23)
Debt and Capital Lease Obligations	27,786		26,243
Loans Payable, Current	20		20
Capital Lease Obligations, Current	334		162
Long-term Debt and Long-term Debt to Affiliates	27,432		26,061
Long-term debt	21,832		20,461
Long-term debt to affiliates	$ 5,600		5,600
5.250% Senior Notes due 2018 [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	5.25%
Long-term Debt	$ 500		500
6.464% Senior Notes due 2019 [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	6.464%
Long-term Debt	$ 1,250		1,250
6.542% Senior Notes due 2020 [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	6.542%
Long-term Debt	$ 1,250		1,250
6.625% Senior Notes due 2020 [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	6.625%
Long-term Debt	$ 1,000		1,000
6.250% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	6.25%
Long-term Debt	$ 1,750		1,750
6.633% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	6.633%
Long-term Debt	$ 1,250		1,250
6.125% Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	6.125%
Long-term Debt	$ 1,000		1,000
6.731% Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	6.731%
Long-term Debt	$ 1,250		1,250
6.000% Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	6.00%
Long-term Debt	$ 1,300		1,300
6.625% Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	6.625%
Long-term Debt	$ 1,750		1,750
6.836% Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	6.836%
Long-term Debt	$ 600		600
6.000% Senior Notes due 2024 [$1.0B] [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	6.00%
Long-term Debt	$ 1,000		0
Debt instrument, face amount	$ 1,000
6.500% Senior Notes due 2024 [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	6.50%
Long-term Debt	$ 1,000		1,000
6.375% Senior Notes due 2025 [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	6.375%
Long-term Debt	$ 1,700		1,700
6.500% Senior Notes due 2026 [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	6.50%
Long-term Debt	$ 2,000		2,000
Deutsche Telekom [Member]
Debt Instrument [Line Items]
Long-term debt to affiliates	$ 5,600		5,600
Deutsche Telekom [Member] | 6.288% Senior Reset Notes due 2019 [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	6.288%
Due to Affiliate	$ 1,250		1,250
Deutsche Telekom [Member] | 6.366% Senior Reset Notes due 2020 [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	6.366%
Due to Affiliate	$ 1,250		1,250
Deutsche Telekom [Member] | 8.097% Senior Reset Notes due 2021 [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	8.097%
Due to Affiliate	$ 1,250		1,250
Deutsche Telekom [Member] | 8.195% Senior Reset Notes due 2022 [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	8.195%
Due to Affiliate	$ 1,250		1,250
Deutsche Telekom [Member] | 9.332% Senior Reset Notes due 2023 [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage	9.332%	9.332%
Debt instrument, face amount	$ 600
Due to Affiliate			600
Secured Debt [Member]
Debt Instrument [Line Items]
Secured debt	$ 1,980		$ 2,000
Long-term debt, percentage bearing variable interest, percentage rate	2.75%
Secured Debt [Member] | Deutsche Telekom [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 660